Business Combinations - Identifiable assets and liabilities (Details) - Boyut Enerji ₺ in Thousands	Jul. 06, 2021 TRY (₺)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	₺ 5,556
Other current assets	5,737
Property, plant and equipment (Note 12)	103,933
Intangible assets (Note 13)	182,881
Other non-current assets	166
Borrowings	(151,892)
Trade and other payables	(7,879)
Due to related parties	(2,510)
Provisions	(37)
Employee benefit obligations	(77)
Deferred tax liabilities recognised as of acquisition date	(48,755)
Fair value of total identifiable net assets (100%)	₺ 87,123